Unaudited interim condensed consolidated statements of shareholder's equity (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Unaudited interim condensed consolidated statements of shareholder's equity
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01